30 Equity (Tables)	12 Months Ended
Dec. 31, 2020
EQUITY
Schedule ofclasses of shares and main shareholders

It includes shares (with no par value) and the main shareholders are presented below, already considering the adjusted number of shares after the split approved by Management:

								Number of shares in units
Shareholders	Common		Class "A” Preferred		Class “B” preferred		Total
	in share	%	in share	%	in share	%	in share	%
State of Paraná	850,285,980	58.63	-	-	-	-	850,285,980	31.07
BNDES	382,987,750	26.41	-	-	272,820,060	21.26	655,807,810	23.96
Eletrobras	15,307,740	1.06	-	-	-	-	15,307,740	0.56
Free float:
B3	197,200,880	13.59	767,830	23.50	774,780,030	60.40	972,748,740	35.56
NYSE	1,163,450	0.08	-	-	233,148,470	18.17	234,311,920	8.56
Latibex	-	-	-	-	1,721,110	0.13	1,721,110	0.06
City Halls	1,783,930	0.12	93,260	2.85	34,710	-	1,911,900	0.07
Other shareholders	1,581,070	0.11	2,406,430	73.65	471,050	0.04	4,458,550	0.16
	1,450,310,800	100.00	3,267,520	100.00	1,282,975,430	100.00	2,736,553,750	100.00

Schedule ofchanges in equity Value adjustments

Adjustments arising from the changes in fair value involving financial assets, as well as actuarial gains and losses, are also recorded in this line item.

Balance as of January 1, 2019	785,610
Actuarial liabilities
Post employment benefits	(186,628)
Taxes on adjustments	63,444
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(100,342)
Taxes on adjustments	34,116
Attributed to non-controlling interest	(4,273)
Balance as of December 31, 2019	591,927
Adjusts to actuarial liabilities
Post employment benefits	(271,345)
Taxes on adjustments	92,190
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(90,347)
Taxes on adjustments	30,717
Attributed to non-controlling interest	207
Balance as of December 31, 2020	353,349

Schedule of proposed dividend distribution
30.4	Proposed dividend distribution

Parent Company		Restated	Restated
	12.31.2020	12.31.2019	12.31.2018
Calculation of minimum mandatory dividend (25%)
Net income for the year	3,904,202	1,989,946	1,407,063
Legal Reserve (5%)	(195,210)	(99,497)	(70,353)
Realization of equity evaluation adjustment	59,630	66,226	67,086
Calculation basis for minimum mandatory dividends	3,768,622	1,956,675	1,403,796
(1) Minimum mandatory dividend	942,156	489,169	350,949

(2) Interest on own capital - gross value	807,500	643,000	280,000
Tax on interest on own capital	(76,401)	(56,584)	(27,593)
(3) Interest on own capital, net	731,099	586,416	252,407

(4)Complement to reach the mandatory minimum	211,057	-	98,542
(5) Proposed additional dividend from non-capitalized earnings reserve (30.4.1)	1,507,449	-	-
(6) Total proposed distribution, net	2,435,463	586,416	350,949
(7) Total proposed distribution	2,526,006	643,000	378,542
Gross value of dividends per share:
Ordinary shares	0.88128	0.22423	0.13195
Class “A” preferred shares	1.27172	0.39466	0.28905
Class “B” preferred shares	0.96941	0.24669	0.14515

Gross value of dividends per class of shares:
Ordinary shares	1,278,126	325,210	191,369
Class “A” preferred shares	4,155	1,291	950
Class “B” preferred shares	1,243,725	316,499	186,223

Schedule of earnings per share - basic and diluted
30.5	Earnings per share – basic and diluted

Parent Company	Continuing	Discontinued		Continuing	Discontinued	Restated	Continuing	Discontinued	Restated
	operations	operations	12.31.2020	operations	operations	12.31.2019	operations	operations	12.31.2018
Basic and diluted numerator
Basic and diluted earnings allocated by classes of shares, allocated to controlling shareholders:
Common shares	1,935,144	40,607	1,975,751	1,051,809	(44,707)	1,007,102	662,546	49,688	712,234
Class “A” preferred shares	5,783	100	5,883	2,920	(111)	2,809	1,652	124	1,776
Class “B” preferred shares	1,883,054	39,514	1,922,568	1,023,538	(43,503)	980,035	644,703	48,350	693,053
	3,823,981	80,221	3,904,202	2,078,267	(88,321)	1,989,946	1,308,901	98,162	1,407,063
Basic and diluted denominator
Weighted average of shares (in thousands):
Common shares	1,450,310,800	1,450,310,800	1,450,310,800	1,450,310,800	1,450,310,800	1,450,310,800	1,450,310,800	1,450,310,800	1,450,310,800
Class “A” preferred shares	3,268,067	3,268,067	3,268,067	3,273,682	3,273,682	3,273,682	3,286,270	3,286,270	3,286,270
Class “B” preferred shares	1,282,974,883	1,282,974,883	1,282,974,883	1,282,969,268	1,282,969,268	1,282,969,268	1,282,956,680	1,282,956,680	1,282,956,680
	2,736,553,750	2,736,553,750	2,736,553,750	2,736,553,750	2,736,553,750	2,736,553,750	2,736,553,750	2,736,553,750	2,736,553,750

Basic and diluted earnings per share attributable to controlling shareholders
Common shares	1.33430	0.02800	1.36229	0.72523	(0.03083)	0.69440	0.45683	0.03426	0.49109
Class “A” preferred shares	1.76982	0.03080	1.80062	0.89086	(0.03391)	0.85790	0.50251	0.03769	0.54020
Class “B” preferred shares	1.46773	0.03080	1.49852	0.79778	(0.03391)	0.76388	0.50251	0.03769	0.54020